INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of intangible assets
Intangible assets were as follows (RMB in millions):

	2021	2022
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,872	1,872
Technology	610	610
Others	799	799
Intangible assets not subject to amortization
Trade mark	11,764	11,776
Others	159	161

	15,204	15,218

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,342)	(1,485)
Technology	(588)	(610)
Others	(314)	(381)

	(2,244)	(2,476)

Net book value
Intangible assets to be amortized
Business Relationship	530	387
Technology	22	—
Others	485	418
Intangible assets not subject to amortization
Trade mark	11,764	11,776
Others	159	161

	12,960	12,742

Schedule of useful lives of finite-lived intangible assets

Business Relationship	5-10 years
Technology	5-10 years
Others	3-15 years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
2023	186
2024	181
2025	155
2026	51
2027	51

624